REVENUES, OTHER LOSS, NET AND OTHER INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2025
REVENUES, OTHER LOSS, NET AND OTHER INCOME (EXPENSES), NET
Summary of disaggregation of revenue

	For the year ended December 31
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Public cloud services recognized over time	4,381,741	5,007,251	6,633,492	948,577
Enterprise cloud services:
Recognized at a point in time	580,741	537,323	299,924	42,889
Recognized over time	2,083,252	2,240,454	2,625,203	375,398
	2,663,993	2,777,777	2,925,127	418,287
Other services recognized over time	1,727	152	—	—
	7,047,461	7,785,180	9,558,619	1,366,864

Summary of revenue, remaining performance obligation

The transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as of December 31, 2025 are primarily related to enterprise cloud services and others, which are as follows:

	RMB	US$
Within one year	123,817	17,706
More than one year	67,963	9,719
Total	191,780	27,425

Summary of contract with customer liability recognized

	For the year ended December 31
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Revenue recognized from amounts included in contract liabilities at the beginning of the period	233,143	234,643	82,193	11,753

Schedule of other loss, net

	For the year ended December 31
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Share of income from an equity method investment	1,689	668	1,235	177
Gross unrealized loss (including impairment) on equity investments held	(26,051)	(10,568)	—	—
Net realized gain (loss) on equity investments sold	100	(626)	—	—
Gain on disposal of a subsidiary	6,022	—	—	—
Changes in fair value of purchase consideration in a business acquisition	(14,433)	—	—	—
Changes in fair value of currency swap	—	(2,420)	(10,219)	(1,462)
	(32,673)	(12,946)	(8,984)	(1,285)

Schedule of other income (expenses) , net

	For the year ended December 31
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Government grants	114,282	22,971	271,933	38,886
Income from ADS Reimbursement	12,696	3,660	10,806	1,545
Value added tax transferred out	(37,237)	(30,757)	(29,899)	(4,276)
Loss on extinguishment of liabilities	—	—	(54,497)	(7,793)
Others	10,622	(2,256)	(7,299)	(1,043)
	100,363	(6,382)	191,044	27,319